Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Absolute Shares Trust
Entity Central Index Key	0001591939
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
WBI BullBear Value 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Value 3000 ETF
Class Name	WBI BullBear Value 3000 ETF
Trading Symbol	WBIF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WBI BullBear Value 3000 ETF for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Value 3000 ETF	$81	1.62%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 30,960,721
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 140,296
Investment Company Portfolio Turnover	340.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$30,960,721
Number of Holdings	48
Net Advisory Fee	$140,296
Portfolio Turnover	340%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	14.8%
Interactive Brokers Group, Inc.	4.8%
CMS Energy Corp.	4.6%
Mueller Industries, Inc.	4.4%
Globe Life, Inc.	4.2%
Hanover Insurance Group, Inc.	4.0%
Accenture PLC	4.0%
Ralph Lauren Corp.	4.0%
Atmos Energy Corp.	4.0%
Willis Towers Watson PLC	4.0%

Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI BullBear Yield 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Yield 3000 ETF
Class Name	WBI BullBear Yield 3000 ETF
Trading Symbol	WBIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WBI BullBear Yield 3000 ETF for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Yield 3000 ETF	$74	1.46%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 39,158,686
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 181,937
Investment Company Portfolio Turnover	403.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$39,158,686
Number of Holdings	51
Net Advisory Fee	$181,937
Portfolio Turnover	403%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	14.5%
Pfizer, Inc.	4.8%
Interactive Brokers Group, Inc.	4.8%
Kinetik Holdings, Inc.	4.7%
Best Buy Co., Inc.	4.5%
Mueller Industries, Inc.	4.1%
ProShares S&P 500 High Income ETF	4.1%
REX FANG & Innovation Equity Premium Income ETF	4.0%
Hormel Foods Corp.	3.9%
Old Republic International Corp.	3.9%

Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI BullBear Quality 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Quality 3000 ETF
Class Name	WBI BullBear Quality 3000 ETF
Trading Symbol	WBIL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WBI BullBear Quality 3000 ETF for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Quality 3000 ETF	$77	1.49%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 37,793,441
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 177,224
Investment Company Portfolio Turnover	371.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$37,793,441
Number of Holdings	44
Net Advisory Fee	$177,224
Portfolio Turnover	371%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	8.1%
Apple, Inc.	4.7%
Marvell Technology, Inc.	4.6%
Kimberly-Clark Corp.	4.5%
Waters Corp.	4.1%
Allstate Corp.	4.0%
Verisk Analytics, Inc.	4.0%
S&P Global, Inc.	4.0%
Automatic Data Processing, Inc.	4.0%
CME Group, Inc.	4.0%

Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI Power Factor High Dividend ETF
Shareholder Report [Line Items]
Fund Name	WBI Power Factor High Dividend ETF
Class Name	WBI Power Factor High Dividend ETF
Trading Symbol	WBIY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WBI Power Factor High Dividend ETF for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI Power Factor High Dividend ETF	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 61,117,457
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 171,673
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$61,117,457
Number of Holdings	53
Net Advisory Fee	$171,673
Portfolio Turnover	65%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	20.9%
Kinder Morgan, Inc.	5.7%
Altria Group, Inc.	5.5%
AT&T, Inc.	5.1%
Verizon Communications, Inc.	4.8%
United Parcel Service, Inc.	4.8%
Conagra Brands, Inc.	4.7%
Ford Motor Co.	4.7%
Dominion Energy, Inc.	4.6%
LyondellBasell Industries NV	4.3%

Updated Prospectus Web Address	https://wbietfs.com/documents/